Loss per share	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Loss per share
22.	Loss per share

(a)	Basic loss per share
Basic loss per share for the years ended December 31,
2020,
2021 and 2022 are calculated by dividing the net loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

The weighted average number of ordi
na
ry shares fo
r th
e purpose of basic and diluted loss per share for the years ended December 31, 2020, 2021 and 2022 were retrospectively adjusted to reflect the Share Subdivision described in Note 15.

	For the year ended December 31,
	2020	2021	2022

Net loss attributable to equity holders of the Company (RMB’000)	77,897	260,462	5,637,365
Weighted average number of ordinary shares in issue	1,647,547,772	1,647,547,772	1,927,746,700

Basic loss per share (RMB per share)	0.05	0.16	2.92

(b)	Diluted loss per share
Diluted loss per share is calculat
ed b
y adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Company excluded the effects of all outstanding share options from the computation of diluted loss per share for the year ended December 31, 2022 as their effects would be anti-dilutive.
The computation of basic and diluted loss per Class A, Class B and Class C ordinary share are the same as they have the same rights to participate in profits and are all treated as ordinary shares on an as converted basis.